Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Amounts Receivable and Prepaid Expenses
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2022	2021
Sales tax receivable	$66	$79
Deferred At-the-Market Offering costs [1]	–	352
Interest, refundable deposits and other receivables	64	85
Prepaid expenses [2]	2,532	1,351
Total	$2,662	$1,867